Segment reporting (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]
The Group’s operating segment information for the years ended March 31, 2023, 2022
 and
 2021 are presented below:

Year ended March 31, 20
23

	Network- centric Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	13,290,510	10,125,610	9,987,606	33,403,726
Intersegment Revenues	-	87,749	219,754	307,503
Operating expenses *	(11,125,798)	(6,085,634)	(9,899,113)	(27,110,545)
Intersegment Expenses	(250,085)	-	(57,418)	(307,503)
Segment operating income / (loss)	1,914,627	4,127,725	250,829	6,293,181
Unallocated expenses:
Support Service Unit Costs				(149,607)
Depreciation and amortization				(3,971,865)
Other income / (expense), net				131,840
Finance income				222,905
Finance expenses *				(1,505,433)
Profit / (loss) before tax				1,021,021
Income tax (expense) / benefit				(346,499)
Profit / (loss) for the year				674,522

*Bank charges of ₹ 147,089 ($ 1,789) has been allocated to respective segments in operating expenses

Year
ended March 31, 20
22

	Network- centric Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

Segment revenue	12,011,178	7,494,395	7,520,102	27,025,675
Intersegment Revenues	-	87,753	220,468	308,221
Allocated segment expenses	9,880,381	4,297,871	6,702,094	20,880,346
Intersegment Expenses	250,803	-	57,418	308,221
Segment operating income / (loss)	1,879,994	3,284,277	981,058	6,145,329
Unallocated expenses:
Support Service Unit Costs				(105,285)
Depreciation and amortization				(3,298,047)
Other income / (expense), net				130,728
Finance income				73,577
Finance expenses				(1,098,096)
Profit / (loss) before tax				1,848,206
Income tax (expense) / benefit				(590,261)
Profit / (loss) for the year				1,257,945

Year
ended March 31, 20
21

	Network- centric Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

Segment revenue	10,939,620	5,540,937	7,838,985	24,319,542
Intersegment Revenues	-	87,753	225,506	313,259
Allocated segment expenses	8,878,254	3,029,653	7,231,665	19,139,572
Intersegment Expenses	255,841		57,418	313,259
Segment operating income / (loss)	1,805,525	2,599,036	775,408	5,179,970
Unallocated expenses:
Support Service Unit Costs				(109,718)
Depreciation and amortization				(2,835,632)
Other income / (expense), net				155,993
Finance income				172,319
Finance expenses				(962,656)
Profit / (loss) before tax				1,600,276
Income tax (expense) / benefit				(68,414)
Profit / (loss) for the year				1,531,862

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2023	27,349,352	6,054,374	33,403,726
Year ended March 31, 2022	22,399,400	4,626,275	27,025,675
Year ended March 31, 2021	20,292,816	4,026,726	24,319,542

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

During the year under review revenue from one customer of the Group's Data center services segment is ₹ 3,852 million which is more than 10% of the Group's total revenue.